Goodwill and Intangible Assets Carrying Amount of Finite Lived Intangible Assets Table (Details) - Orbitz - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net	$ 1,300	$ 1,144	$ 89
Finite-lived Intangible Assets Acquired	1,560
Amortization of Intangible Assets	$ (349)